Equity Incentive Plans: (Details Narrative) - USD ($) $ / shares in Units, $ in Thousands	5 Months Ended	6 Months Ended		12 Months Ended
	May 25, 2020	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period		1,100,000,000
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period, Weighted Average Grant Date Fair Value		$ 5.09
Share based compensation		$ 2,451	$ 2,857
Share-based Payment Arrangement, Nonvested Award, Excluding Option, Cost Not yet Recognized, Amount		$ 4,608
Share-based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Period for Recognition		10 months 9 days
Reversed Expense [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Amortization expense for RSUs expected to vest		$ 1,235
Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted common shares expected to vest				400,000
Amortization expense for RSUs expected to vest				$ 1,235
Total shares authorized		4,000,000
Equity Incentive Plan 2020 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common Stock, Capital Shares Reserved for Future Issuance	1,100,000
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period	1,100,000
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period, Weighted Average Grant Date Fair Value	$ 5.09
Equity Incentive Plan 2020 [Member] | Vest in August 2020 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted common shares expected to vest		855,380
Equity Incentive Plan 2020 [Member] | Vest in May 2021 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted common shares expected to vest		122,310
Equity Incentive Plan 2020 [Member] | Vest in May 2023 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted common shares expected to vest		122,310